Note 10 - Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)
	$	$	$

Trade payables	3,420	259	534
Accrued liabilities and other payables	2,479	1,354	1,372
Employee salaries and benefits payable	754	513	484
Payable to Neptune	44	12	15
Total trade and other payables	6,697	2,138	2,405